July 1, 2023
Summary
Prospectus
Victory Government Securities Fund (Formerly USAA® Government Securities Fund)
Fund Shares	Institutional Shares	Class A	Class C	Class R6
USGNX	UIGSX	—	—	URGSX
Before you invest, you may want to review the Fund’s Statutory Prospectus and Statement of Additional Information, both of which are dated July 1, 2023, and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.
You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at VictoryFunds.com.
You also may obtain this information at no cost by calling (800) 235-8396 or by sending an e–mail request to VictoryMail@VCM.com.
You may also obtain this information at no cost from your financial intermediary.
Victory Capital Management Inc. and its affiliates are not affiliated with United Services Automobile Association or its affiliates (USAA). USAA and the USAA logo are registered trademarks of USAA.
vcm.com
(800) 235-8396

Victory Government Securities Fund Summary
Investment Objective
The Victory Government Securities Fund (the “Fund”) provides investors a high level of current income consistent with preservation of principal.
Fund Fees and Expenses
The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees
(fees paid directly from your investment)
	Fund Shares	Institutional Shares	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sales price)	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund Shares	Institutional Shares	Class R6
Management Fee	0.20%[1]	0.18%[1]	0.27%[1]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.33%	0.24%	1.54%
Total Annual Fund Operating Expenses	0.53%	0.42%	1.81%
Fee Waiver/Expense Reimbursement	0.00%[2]	0.00%[2]	(1.32%)[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.53%[2]	0.42%[2]	0.49%[2]
1The management fee (which is equal to an annualized rate of 0.125% of the Fund’s average daily net assets) may fluctuate by share class (increase or decrease by up to +/- 0.06% of the average nets assets of a share class) based on the share class’ performance relative to the Lipper Intermediate U.S. Government Funds Index. Assets and performance are each measured over a rolling 36-month period (or number of months since the date of the investment advisory agreement, if shorter). See Organization and Management of the Fund section for a description of the performance adjustment.
2Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, if any, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.48% of the Fund Shares, 0.39% of the Institutional Shares, and 0.35% of the Class R6, through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund’s management fee. This agreement may only be terminated by the Fund’s Board of Trustees.

Victory Government Securities Fund Summary
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Fund Shares	$54	$170	$296	$665
Institutional Shares	$43	$135	$235	$530
Class R6	$50	$441	$856	$2,018
The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
On June 29, 2022, the Board of Trustees of the Fund approved a change in fiscal year end of the Fund from May 31 to February 28. For the fiscal year ended May 31, 2022, the Fund's portfolio turnover was 34% of the average value of its portfolio. For the period June 1, 2022, to February 28, 2023, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategy
The Fund normally invests at least 80% of its assets in government securities, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (“TIPS”); mortgage-backed securities (“MBS”) backed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Federal Agricultural Mortgage Corporation (“Farmer Mac”), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp (“Pefco”), and the Small Business Administration. The Fund’s average maturity is typically 3-10 years, but can vary depending on market conditions. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.

Victory Government Securities Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Interest Rate Risk – The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”) regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Prepayment and Extension Risk – Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Liquidity Risk – Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions including related to the COVID-19 pandemic, have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.
Legislative Risk – Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Credit Risk – Credit risk should be low for securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

Victory Government Securities Fund Summary
Large Shareholder Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 education savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Performance
The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund Shares' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at vcm.com or by calling (800) 235-8396.
Calendar Year Returns for Fund Shares

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	3.13%	March 31, 2020
Lowest Quarter	-3.81%	March 31, 2022

Year-to-date return	2.50%	March 31, 2023

Victory Government Securities Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years (or Life of Class)
FUND SHARES Before Taxes	-8.12%	0.43%	0.80%
FUND SHARES After Taxes on Distributions	-8.88%	-0.53%	-0.20%
FUND SHARES After Taxes on Distributions and Sale of Fund Shares	-4.80%	-0.02%	0.20%
INSTITUTIONAL SHARES Before Taxes	-8.13%	0.49%	0.74%[1]
CLASS R6 Before Taxes	-8.06%	0.59%	0.75%[2]
Indices
Bloomberg U.S. Aggregate Government Intermediate & MBS Index reflects no deduction for fees, expenses, or taxes	-9.61%	0.01%	0.72%
Lipper Intermediate U.S. Government Funds Index reflects no deduction for taxes	-11.55%	-0.22%	0.40%
1
Inception date of Institutional Shares is August 7, 2015.
2
Inception date of Class R6 is December 1, 2016.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.  Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment. The portfolio managers primarily responsible for the day-to-day management of the Fund are members of Victory Income Investors, a Victory Capital investment franchise.
Portfolio Management
	Title	Tenure with the Fund
James F. Jackson Jr., CFA	Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2013
Zach Winters	Portfolio Manager and Senior Fixed Income Research Analyst	Since July 2023

Victory Government Securities Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Fund Shares	Institutional Shares	Class R6
Minimum Initial Investment	$3,000	$1,000,000	None
Minimum Subsequent Investments	$50	None	None
You may purchase or sell Fund Shares on any business day through vcm.com or by telephone at (800) 235-8396. You also may purchase or sell Fund Shares through certain other financial Intermediaries. If you have opened an account directly with the Fund, you also may purchase and sell Fund Shares by mail at P.O. Box 182593, Columbus, OH 43218-2593. The Fund reserves the right to waive or lower purchase minimums in certain circumstances.
Institutional Shares are not offered for sale directly to the general public. The Fund reserves the right to waive or lower purchase minimums in certain circumstances.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
Class R6 shares generally are available only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Class R6 shares also are available to endowment funds and foundations. Please contact your plan administrator or recordkeeper to purchase or sell (redeem) shares from your retirement plan.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund intends to make distributions that generally will be taxed to you as ordinary income or long-term capital gains, unless you are a tax-exempt investor or you invest through an IRA, 401(k) plan, or other tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions for investments in all share classes except the Class R6 shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
98057-0723